Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 3, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn International®	5/1/2023
Effective immediately, the first sentence of the second paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the MSCI ACWI ex USA SMID Cap Growth Index (Net), the Fund's primary benchmark, (the Index) at the time of purchase (between $92 million and $24.4 billion as of March 31, 2023).
The rest of the section remains the same.

Columbia Acorn International
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated May 3, 2023
to the Prospectus and Summary Prospectus of the following fund:
Fund	Prospectus and Summary Prospectus Dated
Columbia Acorn Trust
Columbia Acorn International®	5/1/2023
Effective immediately, the first sentence of the second paragraph under the caption "Principal Investment Strategies" in the Summary Prospectus and in the "Summary of the Fund" and "More Information About the Fund" sections of the Prospectus is hereby superseded and replaced with the following:
Under normal circumstances, the Fund invests a majority of its net assets in the common stock of small- and mid-sized companies with market capitalizations generally in the range of market capitalizations in the MSCI ACWI ex USA SMID Cap Growth Index (Net), the Fund's primary benchmark, (the Index) at the time of purchase (between $92 million and $24.4 billion as of March 31, 2023).
The rest of the section remains the same.